Fees Summary	Aug. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 141,612,879.01
Previously Paid Amount	0.00
Total Fee Amount	19,556.74
Total Offset Amount	0.00
Net Fee	$ 19,556.74